Organization and Description of Business (Details) - USD ($)					3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2021	Oct. 01, 2020	Oct. 01, 2020	Sep. 25, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Oct. 14, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fees				$ 7,258,021
Conversion of stock (in shares)					17,473,362
VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants issued								$ 0	$ 6,147,440
Stock issued, transaction costs				11,906,607
Underwriting fees				4,147,440
Other offering costs			$ 207,372,020	501,146
Cash						$ 1,177,678	$ 1,177,678	528,642	$ 1,177,678
Net working capital								15,270,109,000,000
Stock shares issued during the period value for services rendered							$ 25,000	25,000
VPC IMPACT ACQUISITION HOLDINGS [Member] | Opco Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	19.40%
Opco Common Units [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock (in shares)	208,200,000
IPO and Over-Allotment Option | Member Units and Warrant
Subsidiary, Sale of Stock [Line Items]
Proceeds of sale of units and sale of warrants		$ 207.4
Proceeds from sale of stock and issuance of warrants, placed in trust account (in dollars per share)		$ 10.00	$ 10.00
IPO | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued						20,000,000
Gross proceeds from units issued				$ 200,000,000
Shares issued, price per share				$ 10.00
IPO | Member Units
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of units/warrants issued (in shares)				20,000,000
Gross proceeds				$ 200.0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of units/warrants issued (in shares)	32,500,000
Gross proceeds	$ 325,000,000.0
Private Placement | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of units/warrants issued (in shares)	32,500,000
Gross proceeds	$ 325,000,000
Sale of stock, price per share (in dollars per share)	$ 10.00
Private Placement | Private and public warrants
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of units/warrants issued (in shares)				6,000,000
Gross proceeds			$ 7.5	$ 6.0
Sale of stock, price per share (in dollars per share)		1.00	$ 1.00	$ 1.00
Proceeds of sale of units and sale of warrants			$ 147,440
Over-Allotment Option | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued			737,202
Number of warrants issued			147,440
Number of warrants issued, price per share		1.00	$ 1.00
Proceeds from warrants issued			$ 7,519,460
Shares issued, price per share		10.00	$ 10.00
Over-Allotment Option | Member Units
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share)		$ 10.00	$ 10.00
Proceeds of sale of units and sale of warrants			$ 737,202
Private Placement Warrants | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				6,000,000
Number of warrants issued, price per share				$ 1.00
Proceeds from warrants issued				$ 6,000,000
Sponsor [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face value								$ 300,000
Opco
Subsidiary, Sale of Stock [Line Items]
Proceeds of sale of units and sale of warrants	$ 207,400,000
Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001
Conversion of stock (in shares)					7,194,928
Common stock, shares issued (in shares)					57,164,388
Class A [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock redemption price per share	10.01%
Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)						5,184,300	5,184,300	5,184,300	5,184,300
Class B [Member] | Opco
Subsidiary, Sale of Stock [Line Items]
Conversion of stock (in shares)	192,453,454
Class V Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001
Common stock, shares issued (in shares)	207,406,648				206,271,792
Class V Common Stock | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Class V Common Stock | Opco
Subsidiary, Sale of Stock [Line Items]
Conversion of stock (in shares)	208,200,000
Common stock reserved for future issuance (in shares)	793,352
Class V Common Stock | Opco | VPC IMPACT ACQUISITION HOLDINGS [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)	207,406,648
Common stock reserved for future issuance (in shares)	793,352